Compensation Plan for Board Members (Detail) - Board Members [Member]	3 Months Ended	9 Months Ended
	Sep. 30, 2016 Director shares	Sep. 30, 2017 shares
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of board members elected to be paid in stock | Director	2
Issuance of common stock to board members in lieu of cash payments for quarterly board fees (shares) | shares	5,084	58,589